CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Interest and similar income	S/ 18,798,495	S/ 15,011,282	S/ 11,850,406
Interest and similar expenses	(5,860,523)	(3,919,664)	(2,490,802)
Net interest, similar income and expenses	12,937,972	11,091,618	9,359,604
Provision for gross credit losses on loan portfolio	(3,957,143)	(2,158,555)	(1,558,951)
Recoveries of written-off loans	334,798	347,017	346,728
Provision for credit losses on loan portfolio, net of recoveries	(3,622,345)	(1,811,538)	(1,212,223)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	9,315,627	9,280,080	8,147,381
Other income
Commissions and fees	3,804,459	3,642,857	3,493,734
Net gain on foreign exchange transactions	886,126	1,084,151	922,917
Net gain on securities	425,144	5,468	28,650
Net gain on derivatives held for trading	53,665	65,187	221,064
Exchange difference result	45,778	387	(3,215)
Others	440,653	268,046	266,567
Total other income	5,655,825	5,066,096	4,929,717
Technical result of insurance
Insurance service result	1,602,421	1,302,347	0
Underwriting result	(391,321)	(460,899)	0
Net premiums earned	0	0	2,671,530
Net claims incurred for life, general and health insurance contracts	0	0	(2,341,917)
Acquisition cost	0	0	(333,334)
Total technical result of insurance	1,211,100	841,448	(3,721)
Other expenses
Salaries and employee benefits	(4,265,453)	(3,902,161)	(3,668,476)
Administrative expenses	(3,803,203)	(3,414,065)	(2,953,717)
Depreciation and amortization	(511,174)	(485,207)	(521,967)
Impairment loss on goodwill	(71,959)	0	0
Depreciation for right-of-use assets	(147,833)	(151,282)	(161,287)
Others	(534,601)	(364,298)	(435,114)
Total other expenses	(9,334,223)	(8,317,013)	(7,740,561)
Net result before income tax	6,848,329	6,870,611	5,332,816
Income tax	(1,888,451)	(2,110,501)	(1,660,987)
Net result after income tax	4,959,878	4,760,110	3,671,829
Attributable to:
Credicorp's equity holders	4,865,540	4,647,818	3,584,582
Non-controlling interest	94,338	112,292	87,247
Net result after income tax	S/ 4,959,878	S/ 4,760,110	S/ 3,671,829
Net basic and dilutive earnings per share attributable to Credicorp's equity holders:
Basic (in sol per share)	S/ 61.22	S/ 58.44	S/ 45.09
Diluted (in sol per share)	S/ 61.08	S/ 58.32	S/ 44.99